Inventory (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Breakdown of Inventory

	March 31, 2026			March 31, 2025
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	58,021	51,713	109,734	40,369	52,740	93,109
Finished goods	14,173	11,800	25,973	20,655	30,267	50,922
	72,194	63,513	135,707	61,024	83,007	144,031
Extracted cannabis
Work-in-process	3,768	1,916	5,684	10,980	4,917	15,897
Finished goods	7,370	655	8,025	12,998	2,686	15,684
	11,138	2,571	13,709	23,978	7,603	31,581

Supplies and consumables	4,701	—	4,701	11,402	—	11,402

Merchandise and accessories	745	—	745	911	—	911

Ending balance	88,778	66,084	154,862	97,315	90,610	187,925